CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Weighted Average Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	1,413,624	1,423,210	1,518,186	2,190,311
Number of warrants exercisable	638,248	867,865	1,084,371
31.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 31.75	kr 31.75
Number of warrants outstanding	5,950	7,525
Weighted average remaining contractual life	1 year 9 months 15 days	2 years 9 months 15 days
Number of warrants exercisable	5,950	7,525
40.41
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 40.41	kr 40.41
Number of warrants outstanding	80,205	85,975
Weighted average remaining contractual life	1 year 5 months 23 days	2 years 5 months 23 days
Number of warrants exercisable	80,205	85,975
46.74
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 46.74	kr 46.74
Number of warrants outstanding	85,000	85,000
Weighted average remaining contractual life	5 months 1 day	1 year 5 months 1 day
Number of warrants exercisable	85,000	85,000
55.85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 55.85	kr 55.85
Number of warrants outstanding	5,500	8,500
Weighted average remaining contractual life	1 year 3 months 7 days	2 years 3 months 7 days
Number of warrants exercisable	5,500	8,500
66.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 66.60	kr 66.60
Number of warrants outstanding	35,500	37,750
Weighted average remaining contractual life	11 months 9 days	1 year 11 months 9 days
Number of warrants exercisable	35,500	37,750
67.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 67.50	kr 67.50
Number of warrants outstanding	3,250	3,250
Weighted average remaining contractual life	9 months 15 days	1 year 9 months 15 days
Number of warrants exercisable	3,250	3,250
68.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 68.65	kr 68.65
Number of warrants outstanding	3,325	5,450
Weighted average remaining contractual life	3 months 22 days	1 year 3 months 22 days
Number of warrants exercisable	3,325	5,450
147.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 147.50	kr 147.50
Number of warrants outstanding	1,500	7,750
Weighted average remaining contractual life	3 months 18 days	1 year 3 months 18 days
Number of warrants exercisable	1,500	7,750
199.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 199.00	kr 199.00
Number of warrants outstanding	1,000	1,000
Weighted average remaining contractual life	5 months 12 days	1 year 5 months 12 days
Number of warrants exercisable	1,000	1,000
210.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 210.00	kr 210.00
Number of warrants outstanding	2,750	3,088
Weighted average remaining contractual life	1 year 1 month 10 days	2 years 1 month 10 days
Number of warrants exercisable	2,750	3,088
220.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 220.40	kr 220.40
Number of warrants outstanding	17,750	33,800
Weighted average remaining contractual life	1 year 9 months 15 days	2 years 9 months 15 days
Number of warrants exercisable	17,750	33,800
225.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 225.30	kr 225.30
Number of warrants outstanding	4,625	7,975
Weighted average remaining contractual life	1 year 5 months 12 days	2 years 5 months 12 days
Number of warrants exercisable	4,625	7,975
225.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 225.90	kr 225.90
Number of warrants outstanding	137,059	175,047
Weighted average remaining contractual life	11 months 5 days	1 year 11 months 5 days
Number of warrants exercisable	137,059	175,047
231.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 231.50	kr 231.50
Number of warrants outstanding	3,665	7,850
Weighted average remaining contractual life	9 months 11 days	1 year 9 months 11 days
Number of warrants exercisable	3,665	7,850
337.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 337.40	kr 337.40
Number of warrants outstanding	50,986	90,945
Weighted average remaining contractual life	1 year 11 months 16 days	2 years 11 months 16 days
Number of warrants exercisable	50,986	90,945
466.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 466.20	kr 466.20
Number of warrants outstanding	8,100	11,061
Weighted average remaining contractual life	2 years 2 months 27 days	3 years 2 months 27 days
Number of warrants exercisable	8,100	6,664
623.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 623.50	kr 623.50
Number of warrants outstanding	2,575	6,350
Weighted average remaining contractual life	2 years 5 months 12 days	3 years 5 months 12 days
Number of warrants exercisable	2,575	3,913
636.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 636.50	kr 636.50
Number of warrants outstanding	21,000	24,500
Weighted average remaining contractual life	2 years 9 months 7 days	3 years 9 months 7 days
Number of warrants exercisable	21,000	16,250
815.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 815.50	kr 815.50
Number of warrants outstanding	12,449	14,837
Weighted average remaining contractual life	3 years 2 months 16 days	4 years 2 months 16 days
Number of warrants exercisable	8,390	6,362
939.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 939.50	kr 939.50
Number of warrants outstanding	73,162	80,874
Weighted average remaining contractual life	2 years 11 months 9 days	3 years 11 months 9 days
Number of warrants exercisable	73,162	57,880
962.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 962.00	kr 962.00
Number of warrants outstanding	14,564	14,714
Weighted average remaining contractual life	5 years 5 months 9 days	6 years 5 months 9 days
1025.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,025.00	kr 1,025.00
Number of warrants outstanding	206,097	210,437
Weighted average remaining contractual life	5 years 11 months 9 days	6 years 11 months 9 days
1032.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,032.00	kr 1,032.00
Number of warrants outstanding	131,444	133,637
Weighted average remaining contractual life	4 years 11 months 16 days	5 years 11 months 16 days
1050.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,050.00	kr 1,050.00
Number of warrants outstanding	27,082	33,226
Weighted average remaining contractual life	5 years 8 months 23 days	6 years 8 months 23 days
1136.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,136.00	kr 1,136.00
Number of warrants outstanding	18,450	19,450
Weighted average remaining contractual life	3 years 9 months 7 days	4 years 9 months 7 days
Number of warrants exercisable	14,089	9,725
1145.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,145.00	kr 1,145.00
Number of warrants outstanding	83,287	86,660
Weighted average remaining contractual life	3 years 11 months 16 days	4 years 11 months 16 days
Number of warrants exercisable	62,190	43,675
1147.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,147.50
Number of warrants outstanding	21,343
Weighted average remaining contractual life	6 years 5 months 5 days
1155.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,155.00
Number of warrants outstanding	7,959
Weighted average remaining contractual life	6 years 3 months
1161.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,161.00
Number of warrants outstanding	19,830
Weighted average remaining contractual life	6 years 2 months 1 day
1210.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,210.00	kr 1,210.00
Number of warrants outstanding	14,881	14,954
Weighted average remaining contractual life	5 years 3 months 11 days	6 years 3 months 11 days
1233.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,233.00	kr 1,233.00
Number of warrants outstanding	13,763	14,438
Weighted average remaining contractual life	3 years 5 months 9 days	4 years 5 months 9 days
Number of warrants exercisable	9,903	6,713
1334.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,334.50
Number of warrants outstanding	62,848
Weighted average remaining contractual life	6 years 9 months 11 days
1402.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,402.00	kr 1,402.00
Number of warrants outstanding	8,736	8,736
Weighted average remaining contractual life	4 years 2 months 27 days	5 years 2 months 27 days
1408.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,408.00	kr 1,408.00
Number of warrants outstanding	5,151	5,224
Weighted average remaining contractual life	4 years 5 months 9 days	5 years 5 months 9 days
1424.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,424.00	kr 1,424.00
Number of warrants outstanding	1,526	1,606
Weighted average remaining contractual life	4 years 1 month 10 days	5 years 1 month 10 days
Number of warrants exercisable	774	478
1427.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,427.00	kr 1,427.00
Number of warrants outstanding	8,400	8,400
Weighted average remaining contractual life	4 years 3 months	5 years 3 months
1432.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,432.00	kr 1,432.00
Number of warrants outstanding	17,901	17,901
Weighted average remaining contractual life	4 years 9 months 4 days	5 years 9 months 4 days
1615.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,615.00
Number of warrants outstanding	195,011
Weighted average remaining contractual life	6 years 11 months 5 days
862.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 862.03
Number of warrants outstanding	1,413,624
Weighted average remaining contractual life	4 years 18 days
Number of warrants exercisable	638,248
45.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 45.24
Number of warrants outstanding		1,000
Weighted average remaining contractual life		3 months 26 days
Number of warrants exercisable		1,000
79.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 79.25
Number of warrants outstanding		5,000
Weighted average remaining contractual life		9 months 11 days
Number of warrants exercisable		5,000
80.55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 80.55
Number of warrants outstanding		111,750
Weighted average remaining contractual life		11 months 5 days
Number of warrants exercisable		111,750
98.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 98.00
Number of warrants outstanding		1,375
Weighted average remaining contractual life		1 year 29 days
Number of warrants exercisable		1,375
129.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 129.75
Number of warrants outstanding		5,075
Weighted average remaining contractual life		9 months 7 days
Number of warrants exercisable		5,075
174.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 174.00
Number of warrants outstanding		25,000
Weighted average remaining contractual life		5 months 16 days
Number of warrants exercisable		25,000
234.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 234.00
Number of warrants outstanding		6,100
Weighted average remaining contractual life		3 months 15 days
Number of warrants exercisable		6,100
592.14
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 592.14
Number of warrants outstanding		1,423,210
Weighted average remaining contractual life		3 years 9 months 4 days
Number of warrants exercisable		867,865